[JOHN HANCOCK FUNDS LOGO] JOHN HANCOCK FUNDS
                          A Global Investment Management Firm
--------------------------------------------------------------------------------
                                                     John Hancock Advisers, Inc.
                                        January 12, 1996

United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:     Rule 24f-2 Notice for
        John Hancock Cash Management Fund
        Registration Nos. 2-65330
        Account No. 0000312904
        CIK: 312904


Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above referenced rule is as follows:

Fiscal Year:                    October 1, 1995 to November 17, 1995*

        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        Beginning of Fiscal Year:               104,140,042

        Number of Shares registered
        During Fiscal Year other than
        Pursuant to Rule 24f-2:                           0

        Number of Shares Sold During
        Fiscal Year:                            163,526,835

        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        End of Fiscal Year:                     100,532,760

      * The net assets of the Fund were transferred to John Hancock Money Market Fund as of the close of business on November 17, 1995, and the Fund was subsequently terminated.


------------------------------------------------------------ [JOHN HANCOCK LOGO]
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -
John Hancock Investor Services Corporation - The Patriot Group, Inc.
John Hancock Advisers International, Ltd. - NM Capital Management, Inc. - Sovereign Asset Management Corporation
*Member of National Association Securities Dealers, Inc.

United States Securities and Exchange Commission
John Hancock Cash Management Fund
January 12, 1996
Page Two

              Number of Shares Reinvested During
              Fiscal Year:                                1,530,165

              Number of Shares Sold During
              Fiscal Year Pursuant to
              Rule 24f-2:                               165,057,000


Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, no registration fee for John
Hancock Cash Management Fund is due to the Securities and Exchange Commission.
The fee computation is based upon the following:

         (1) Aggregate Sales Price of Shares
             Sold During the Fiscal Year in Reliance
             Upon the 24f-2 Declaration (Based
             on aggregate sale price for
             all shares sold of $163,526,835 less
             aggregate sale price of shares
             registered pursuant to Rule 24e-2
             of $3,607,282)                           $ 159,919,553

         (2) Aggregate Reinvestment Price
             of Shares Reinvested During
             the Fiscal Year                              1,530,165

Reduced By

         (1) Aggregate Redemption Price
             of Shares Redeemed During
             the Fiscal Year and,                      (161,449,718)

         (2) Aggregate Redemption
             Price of Redeemed Shares
             Previously Applied by
             Fund Pursuant to Rule
             24e-2 (a) Filings Made Pursuant
             to Section 24(e)(1) of Investment
             Company Act of 1940                                 $0
                                                      -------------

United States Securities and Exchange Commission
John Hancock Cash Management Fund
January 12, 1996
Page Three

              Net sales applicable for fee               $   0
              Computation of fee                         /2900
                                                         -----
              Fee                                        $0.00
                                                         -----



Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.

                                        Very truly yours,


                                        /s/ William H. King
                                        William H. King
                                        Associate Treasurer

[JOHN HANCOCK FUNDS LOGO] JOHN HANCOCK FUNDS
                          A Global Investment Management Firm
--------------------------------------------------------------------------------
                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603

John Hancock Cash Management Fund                    John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, MA  02199


Re:     Rule 24f-2 Notice for John Hancock Cash Management Fund
        (File Nos. 2-65330; 811-2953)  (0000312904)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 165,057,000 shares of John Hancock Cash Management Fund (the "Fund") sold in reliance upon said Rule 24f-2 during the fiscal year from October 1, 1995, to November 17, 1995 it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.


                                        Sincerely,

                                        JOHN HANCOCK ADVISERS, INC.

                                        /s/ Avery P. Maher
                                        Avery P. Maher
                                        Assistant Secretary
                                        Member of Massachusetts Bar


------------------------------------------------------------ [JOHN HANCOCK LOGO]
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -
John Hancock Investor Services Corporation - The Patriot Group, Inc.
John Hancock Advisers International, Ltd. - NM Capital Management, Inc. - Sovereign Asset Management Corporation
*Member of National Association Securities Dealers, Inc.